Assets Pledged and Received as Collateral	12 Months Ended
Mar. 31, 2024
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Assets Pledged and Received as Collateral
39	ASSETS PLEDGED AND RECEIVED AS COLLATERAL
Assets Pledged
The carrying amounts of assets pledged as collateral at March 31, 2024 and 2023 were as follows:

	At March 31,
	2024	2023

	(In millions)
Cash and deposits with banks	¥20,979	¥28,436
Trading assets	2,893,649	2,631,213
Debt instruments at amortized cost	100,861	94,849
Debt instruments at fair value through other comprehensive income	18,760,610	17,817,319
Equity instruments at fair value through other comprehensive income	9,101	4,512
Loans and advances	12,398,554	12,502,342
Others	3,191,138	3,291,524

Total	¥37,374,892	¥36,370,195

The Group pledges assets as collateral to secure payables under repurchase agreements, securities lending transactions and securitizations, borrowings or for cash settlements, margins on derivative transactions and certain other purposes. These transactions are conducted under terms that are usual and customary to standard contracts.
Loaned securities for which the borrowers have the right to sell or repledge were ¥16,074,462 million and ¥14,260,889 million at March 31, 2024 and 2023, respectively.
For the reserve funds with the Bank of Japan and other reserve deposits for foreign offices maintained by the Group, refer to Note 5 “Cash and Deposits with Banks.”
Assets Received as Collateral
Under certain transactions, including reverse repurchase agreements, securities borrowing, and discounting of bills, the Group is permitted to
resell or repledge the collateral held in the absence of default by the owner of the collateral. These transactions are conducted under terms that are usual and customary for standard contracts. The fair values of securities and bills accepted as collateral were ¥21,132,963 million and ¥16,259,185 million at March 31, 2024 and 2023, respectively. As to the securities received in the reverse repurchase agreements and securities borrowing transactions, the Group has the obligation to return equivalent securities upon completion of the transactions. The fair values of securities sold or repledged to others were ¥13,379,295 million and ¥10,932,766 million at March 31, 2024 and 2023, respectively.